PUBLIC SERVICE ELETRIC POWER CONCESSIONS - General Information (Details)	Dec. 31, 2018 km GW
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts) | GW	60.268
Transmission lines (in kilometers) | km	67.528